UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    July 30, 2003
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	40
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:   	$8,697,446
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER             TITLE OF CLASS      CUSIP    VALUE     SHARES/   SH/PRN  PUT/CAINVESTMENTOTHER   VOTING AUTHORITY
                                                        (x$000)   PRN AMT                 DISCRETIONMANAGERS  SOLE  SHARED NONE
Trinity Biotech Plc        Sponsored ADR   896438108          77       25000   SH            SOLE              25000
Parthusceva Inc            Com             70212E106         465       59706   SH            SOLE              59706
Elan Plc                   ADR             284131208          99       20000   SH            SOLE              20000
Iona Technologies Plc      Sponsored ADR   46206P109        2343     1009727   SH            SOLE            1009727
ICON Pub Ltd Co            Sponsored ADR   45103T107        2620       85000   SH            SOLE              85000
Posco                      Sponsored ADR   693483109      185430     7137399   SH            SOLE            7137399
Kookmin Bk New             Sponsored ADR   50049M109       22128      719609   SH            SOLE             719609
PPG Inds Inc               Com             693506107      138850     2723073   SH            SOLE            2723073
Dover Corp                 Com             260003108      209869     6983984   SH            SOLE            6983984
Sysco Corp                 Com             871829107      503609    17042603   SH            SOLE           17042603
Wal Mart Stores Inc        Com             931142103      118270     2198327   SH            SOLE            2198327
Johnson & Johnson          Com             478160104      655037    12709288   SH            SOLE           12709288
Altria Group Inc           Com              02209S103     656073    14547069   SH            SOLE           14547069
Becton Dickinson & Co      Com             075887109      269925     7011048   SH            SOLE            7011048
Verizon Communications     Com             92343V104       56910     1434945   SH            SOLE            1434945
J P Morgan Chase & Co      Com             46625H100      263752     7780287   SH            SOLE            7780287
Citigroup Inc              Com             172967101      232335     5401895   SH            SOLE            5401895
Donnelley R R & Sons Co    Com             257867101      126767     4909650   SH            SOLE            4909650
Engelhard Corp             Com             292845104      123139     4965299   SH            SOLE            4965299
Fastenal Co                Com             311900104       88095     2575113   SH            SOLE            2575113
Federal Natl Mtg Assn      Com             313586109      600383     9031026   SH            SOLE            9031026
Gannett Inc                Com             364730101      750357     9797058   SH            SOLE            9797058
General Dynamics Corp      Com             369550108       73794     1011705   SH            SOLE            1011705
Home Depot Inc             Com             437076102      212724     6542348   SH            SOLE            6542348
Illinois Tool Wks Inc      Com             452308109      313652     4773280   SH            SOLE            4773280
International Business MachCom             459200101      357438     4284796   SH            SOLE            4284796
Johnson Ctls Inc           Com             478366107      307726     3599135   SH            SOLE            3599135
Leggett & Platt Inc        Com             524660107      138013     6689909   SH            SOLE            6689909
MBIA Inc                   Com             55262C100      232269     4730536   SH            SOLE            4730536
McGraw Hill Cos Inc        Com             580645109      125947     2023245   SH            SOLE            2023245
Masco Corp                 Com             574599106      178222     7425927   SH            SOLE            7425927
Metlife Inc                Com             59156R108      134080     4721138   SH            SOLE            4721138
Microsoft Corp             Com             594918104      296886    11583552   SH            SOLE           11583552
Wells Fargo & Co New       Com             949746101      414920     8127726   SH            SOLE            8127726
Outback Steakhouse Inc     Com             689899102       37586      957601   SH            SOLE             957601
Pfizer Inc                 Com             717081103      449489    12842551   SH            SOLE           12842551
Sherwin Williams Co        Com             824348106      181896     6761928   SH            SOLE            6761928
Tellabs Inc                Com             879664100       47355     7153318   SH            SOLE            7153318
Jones Apparel Group Inc    Com             480074103      138438     4716783   SH            SOLE            4716783
Teleflex Inc               Com             879369106       50478     1162818   SH            SOLE            1162818